NATIONWIDE VA

SEPARATE

ACCOUNT-B

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-B:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
157,286 shares (cost $4,259,764)	$5,011,146
The Dreyfus Socially Responsible Growth Fund, Inc.- Initial Shares (DSRG)
5,056 shares (cost $133,019)	168,074
Mid Cap Value Portfolio: Class 1 (JPMMV1)
199,065 shares (cost $1,407,927)	1,626,359
Janus Aspen Series-Forty Portfolio - Service Shares (JACAS)
10,776 shares (cost $369,267)	434,059
Janus Aspen Series-Global Technology Portfolio - Service Shares (JAGTS)
8,101 shares (cost $48,521)	49,900
Janus Aspen Series-Overseas Portfolio - Service Shares (JAIGS)
8,535 shares (cost $345,408)	316,064
Emerging Markets Debt Portfolio - Class I (MSEM)
4,910 shares (cost $38,606)	46,740
U.S. Real Estate Portfolio - Class I (MSVRE)
74,403 shares (cost $863,802)	1,159,949
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
97,225 shares (cost $1,368,067)	1,483,652
NVIT Emerging Markets Fund - Class III (GEM3)
26,674 shares (cost $304,624)	315,551
NVIT International Equity Fund - Class III (GIG3)
94,814 shares (cost $840,274)	870,394
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2,872 shares (cost $24,145)	23,955
NVIT Core Bond Fund - Class I (NVCBD1)
172,210 shares (cost $1,868,633)	1,947,692
NVIT Nationwide Fund - Class I (TRF)
99,908 shares (cost $946,543)	1,018,058
NVIT Government Bond Fund - Class I (GBF)
188,057 shares (cost $2,252,387)	2,187,102
American Century NVIT Growth Fund - Class I (CAF)
25,701 shares (cost $301,773)	400,936
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
18,438 shares (cost $195,368)	184,197
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
62,081 shares (cost $618,580)	645,645
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
75,177 shares (cost $765,070)	846,497
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
39,213 shares (cost $381,317)	437,612
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
43,232 shares (cost $445,898)	475,118
NVIT Mid Cap Index Fund - Class I (MCIF)
89,093 shares (cost $1,626,984)	1,695,431
NVIT Money Market Fund - Class I (SAM)
4,811,092 shares (cost $4,811,092)	4,811,092
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
23,856 shares (cost $226,979)	239,989
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
19,387 shares (cost $205,805)	188,827
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
45,537 shares (cost $448,370)	479,962

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
16,218 shares (cost $144,100)	151,963
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
9,856 shares (cost $108,446)	104,865
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,884 shares (cost $76,869)	81,444
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
12,562 shares (cost $213,978)	218,445
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
197,073 shares (cost $1,665,244)	2,325,462
NVIT Multi-Manager Small Company Fund - Class I (SCF)
84,937 shares (cost $1,051,306)	1,662,210
NVIT Multi-Sector Bond Fund - Class I (MSBF)
373,350 shares (cost $3,475,881)	3,543,090
NVIT Large Cap Growth Fund - Class I (NVOLG1)
334,297 shares (cost $5,086,269)	5,786,686
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
34,761 shares (cost $404,523)	394,889
NVIT Real Estate Fund - Class I (NVRE1)
18,824 shares (cost $180,187)	178,264
VP Balanced Fund - Class I (ACVB)
140,377 shares (cost $868,748)	1,000,886
VP Capital Appreciation Fund - Class I (ACVCA)
28,466 shares (cost $361,884)	413,895
VP Income & Growth Fund - Class I (ACVIG)
100,381 shares (cost $581,109)	692,626
American Century VP Inflation Protection Fund - Class II (ACVIP2)
78,799 shares (cost $902,335)	947,948
VP International Fund - Class I (ACVI)
42,188 shares (cost $344,307)	376,743
VP International Fund - Class III (ACVI3)
25,369 shares (cost $182,588)	226,546
VP UltraI Fund - Class I (ACVU1)
3,818 shares (cost $38,617)	41,235
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
12,036 shares (cost $151,208)	163,210
Appreciation Portfolio - Initial Shares (DCAP)
89,533 shares (cost $3,283,573)	3,623,416
Growth and Income Portfolio - Initial Shares (DGI)
8,706 shares (cost $126,426)	192,137
Quality Bond Fund II - Primary Shares (FQB)
53,628 shares (cost $595,136)	632,813
Equity-Income Portfolio - Initial Class (FEIP)
241,933 shares (cost $5,020,683)	4,824,134
High Income Portfolio - Initial Class (FHIP)
760,576 shares (cost $4,353,058)	4,418,945
VIP Asset Manager Portfolio - Initial Class (FAMP)
144,394 shares (cost $2,011,814)	2,190,453
VIP Growth Portfolio - Initial Class (FGP)
59,204 shares (cost $2,263,856)	2,489,524
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
272,132 shares (cost $3,562,162)	3,521,385
VIP Overseas Portfolio - Initial Class (FOP)
31,504 shares (cost $527,083)	506,896
VIP Overseas Portfolio - Initial Class R (FOPR)
22,192 shares (cost $318,346)	356,182

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VIP Value Strategies Portfolio - Service Class (FVSS)
23,041 shares (cost $204,857)	255,297
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
89,951 shares (cost $1,009,334)	984,969
Growth Portfolio - I Class Shares (AMTG)
15,268 shares (cost $264,703)	319,257
Guardian Portfolio - I Class Shares (AMGP)
13,239 shares (cost $236,960)	270,075
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
82,230 shares (cost $707,842)	953,864
Socially Responsive Portfolio - I Class Shares (AMSRS)
2,362 shares (cost $36,577)	37,525
Balanced Fund/VA - Non-Service Shares (OVMS)
57,126 shares (cost $703,453)	715,223
Core Bond Fund/VA - Non-Service Shares (OVB)
149,793 shares (cost $1,440,908)	1,237,288
Global Securities Fund/VA - Class 3 (OVGS3)
40,652 shares (cost $1,098,665)	1,332,176
Global Securities Fund/VA - Non-Service Shares (OVGS)
36,558 shares (cost $1,051,503)	1,189,967
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,596 shares (cost $111,220)	134,144
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
6,521 shares (cost $344,817)	357,367
Health Sciences Portfolio - II (TRHS2)
8,610 shares (cost $175,103)	177,800
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
1,106 shares (cost $29,997)	31,401
VIP Trust - Global Bond Fund: Initial Class (VWBF)
119,806 shares (cost $1,385,922)	1,428,083
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
128,874 shares (cost $1,456,014)	1,739,805
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
25,911 shares (cost $780,026)	754,796
Advantage VT Discovery Fund (SVDF)
12,060 shares (cost $233,502)	303,437
Advantage VT Opportunity Fund - Class 2 (SVOF)
80,410 shares (cost $1,492,809)	1,612,216

Total Investments	$81,964,983

Accounts Payable	(185)

$81,964,798

Contract Owners’ Equity:
Accumulation units	81,878,523
Contracts in payout (annuitization) period (note 1f)	86,275

Total Contract Owners’ Equity (note 5)	$81,964,798

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	DSIF	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM
Reinvested dividends	$	1,467,974	110,135	1,342	3,212	2,436	-	1,871	1,240
Mortality and expense risk charges (note 2)		(1,229,504)	(81,589)	(2,500)	(12,632)	(6,255)	(469)	(2,938)	(636)

Net investment income (loss)		238,470	28,546	(1,158)	(9,420)	(3,819)	(469)	(1,067)	604

Realized gain (loss) on investments		216,623	(517,673)	2,553	25,606	2,551	361	(12,096)	33
Change in unrealized gain (loss) on investments		7,438,238	926,470	14,632	148,721	81,852	220	(28,460)	5,897

Net gain (loss) on investments		7,654,861	408,797	17,185	174,327	84,403	581	(40,556)	5,930

Reinvested capital gains		1,252,094	290,817	-	-	-	-	32,767	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	9,145,425	728,160	16,027	164,907	80,584	112	(8,856)	6,534

Investment Activity:		MSVRE	NVAMV1	GEM3	GIG3	NVNMO1	NVNSR1	NVCBD1	TRF
Reinvested dividends	$	13,701	14,500	1,505	7,237	340	-	58,465	14,393
Mortality and expense risk charges (note 2)		(23,084)	(22,786)	(15,580)	(18,989)	(209)	(10)	(43,322)	(14,508)

Net investment income (loss)		(9,383)	(8,286)	(14,075)	(11,752)	131	(10)	15,143	(115)

Realized gain (loss) on investments		72,578	33,475	(189,946)	(137,001)	(30)	(18)	181,708	12,908
Change in unrealized gain (loss) on investments		138,337	111,622	255,500	285,242	1,048	114	(8,498)	102,299

Net gain (loss) on investments		210,915	145,097	65,554	148,241	1,018	96	173,210	115,207

Reinvested capital gains		-	60,597	-	-	933	-	11,288	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	201,532	197,408	51,479	136,489	2,082	86	199,641	115,092

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$	51,233	2,259	2,762	10,927	14,118	7,100	7,765	18,254
Mortality and expense risk charges (note 2)		(34,441)	(5,933)	(2,552)	(8,214)	(10,079)	(7,939)	(8,069)	(35,830)

Net investment income (loss)		16,792	(3,674)	210	2,713	4,039	(839)	(304)	(17,576)

Realized gain (loss) on investments		87	14,470	(1,272)	677	17,279	(1,438)	36,564	290,489
Change in unrealized gain (loss) on investments		(57,531)	36,147	24,012	8,757	37,209	50,644	(7,297)	(97,626)

Net gain (loss) on investments		(57,444)	50,617	22,740	9,434	54,488	49,206	29,267	192,863

Reinvested capital gains		74,092	-	-	8,887	-	-	2,521	118,743

Net increase (decrease) in contract owners’ equity resulting from operations	$	33,440	46,943	22,950	21,034	58,527	48,367	31,484	294,030

Investment Activity:		SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF
Reinvested dividends	$	-	1,379	707	2,378	1,980	-	898	-
Mortality and expense risk charges (note 2)		(56,522)	(1,643)	(2,778)	(6,746)	(1,997)	(1,337)	(1,263)	(3,706)

Net investment income (loss)		(56,522)	(264)	(2,071)	(4,368)	(17)	(1,337)	(365)	(3,706)

Realized gain (loss) on investments		-	38	(36,978)	24,710	53	579	2,932	12,081
Change in unrealized gain (loss) on investments		-	15,748	64,230	34,084	20,771	(1,013)	1,930	11,567

Net gain (loss) on investments		-	15,786	27,252	58,794	20,824	(434)	4,862	23,648

Reinvested capital gains		-	-	-	11,312	-	9,670	7,802	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	(56,522)	15,522	25,181	65,738	20,807	7,899	12,299	19,942

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		SCVF	SCF	MSBF	NVOLG1	EIF2	NVRE1	ACVB	ACVCA
Reinvested dividends	$	19,140	2,555	88,753	41,156	3,888	1,811	22,155	-
Mortality and expense risk charges (note 2)		(35,193)	(24,412)	(32,875)	(90,865)	(5,505)	(1,942)	(15,858)	(6,461)

Net investment income (loss)		(16,053)	(21,857)	55,878	(49,709)	(1,617)	(131)	6,297	(6,461)

Realized gain (loss) on investments		314,908	64,741	89,626	141,761	(1,887)	4,811	11,367	6,908
Change in unrealized gain (loss) on investments		88,803	169,987	73,521	896,134	59,437	(1,894)	74,026	33,115

Net gain (loss) on investments		403,711	234,728	163,147	1,037,895	57,550	2,917	85,393	40,023

Reinvested capital gains		-	-	-	-	-	12,927	-	25,694

Net increase (decrease) in contract owners’ equity resulting from operations		$387,658	212,871	219,025	988,186	55,933	15,713	91,690	59,256

Investment Activity:		ACVIG	ACVIP2	ACVI	ACVI3	ACVU1	DVSCS	DCAP	DGI
Reinvested dividends	$	13,766	21,966	3,869	1,920	-	759	101,866	2,712
Mortality and expense risk charges (note 2)		(9,137)	(13,314)	(6,327)	(3,234)	(589)	(2,454)	(43,610)	(2,795)

Net investment income (loss)		4,629	8,652	(2,458)	(1,314)	(589)	(1,695)	58,256	(83)

Realized gain (loss) on investments		(15,988)	17,463	38,079	(5,106)	343	8,176	74,953	1,833
Change in unrealized gain (loss) on investments		76,107	7,743	42,664	45,045	4,341	6,836	105,553	28,712

Net gain (loss) on investments		60,119	25,206	80,743	39,939	4,684	15,012	180,506	30,545

Reinvested capital gains		-	18,692	-	-	-	5,890	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	64,748	52,550	78,285	38,625	4,095	19,207	238,762	30,462

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		FQB	FEIP	FHIP	FAMP	FGP	FIGBS	FOP	FOPR
Reinvested dividends	$	25,511	152,166	248,960	34,165	15,112	79,398	9,609	6,687
Mortality and expense risk charges (note 2)		(9,980)	(75,780)	(66,736)	(34,103)	(38,158)	(51,106)	(7,203)	(5,382)

Net investment income (loss)		15,531	76,386	182,224	62	(23,046)	28,292	2,406	1,305

Realized gain (loss) on investments		4,509	(575,750)	39,690	21,239	114,682	41,969	3,308	32,629
Change in unrealized gain (loss) on investments		32,115	930,124	297,606	206,551	230,633	(15,072)	76,979	35,211

Net gain (loss) on investments		36,624	354,374	337,296	227,790	345,315	26,897	80,287	67,840

Reinvested capital gains		-	319,006	-	16,359	-	94,838	1,653	1,151

Net increase (decrease) in contract owners’ equity resulting from operations	$	52,155	749,766	519,520	244,211	322,269	150,027	84,346	70,296

Investment Activity:		FVSS	AMTB	AMTG	AMGP	AMTP	AMSRS	OVMS	OVB
Reinvested dividends	$	1,217	29,459	-	782	3,964	85	11,114	67,557
Mortality and expense risk charges (note 2)		(3,231)	(16,981)	(4,882)	(4,171)	(14,770)	(747)	(11,724)	(19,894)

Net investment income (loss)		(2,014)	12,478	(4,882)	(3,389)	(10,806)	(662)	(610)	47,663

Realized gain (loss) on investments		20,355	(8,645)	17,538	(3)	(296,971)	(468)	(92,760)	(104,740)
Change in unrealized gain (loss) on investments		29,737	34,559	26,051	29,190	449,900	6,224	173,871	170,883

Net gain (loss) on investments		50,092	25,914	43,589	29,187	152,929	5,756	81,111	66,143

Reinvested capital gains		-	-	-	2,238	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	48,078	38,392	38,707	28,036	142,123	5,094	80,501	113,806

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		OVGS3	OVGS	OVGI	OVAG	TRHS2	VWHAS	VWBF	VWEM
Reinvested dividends	$	26,571	30,435	1,623	-	-	204	3,102	-
Mortality and expense risk charges (note 2)		(18,502)	(21,602)	(2,394)	(4,978)	(1,498)	(195)	(15,516)	(11,333)

Net investment income (loss)		8,069	8,833	(771)	(4,978)	(1,498)	9	(12,414)	(11,333)

Realized gain (loss) on investments		(36,933)	369,900	(8,722)	22,609	12,924	325	1,911	(9,848)
Change in unrealized gain (loss) on investments		259,001	(99,189)	33,797	8,385	2,149	1,404	40,089	312,753

Net gain (loss) on investments		222,068	270,711	25,075	30,994	15,073	1,729	42,000	302,905

Reinvested capital gains		-	-	-	-	3,180	340	1,957	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	230,137	279,544	24,304	26,016	16,755	2,078	31,543	291,572

Investment Activity:		VWHA	SVDF	SVOF	JAGTS2	JAIGS2	VWBFR	VWEMR	VWHAR
Reinvested dividends	$	5,607	-	1,920	-	-	34,273	-	-
Mortality and expense risk charges (note 2)		(10,849)	(4,900)	(28,942)	(206)	(1,999)	(7,534)	(859)	(4,222)

Net investment income (loss)		(5,242)	(4,900)	(27,022)	(206)	(1,999)	26,739	(859)	(4,222)

Realized gain (loss) on investments		24,750	61,481	(29,010)	5,297	(69,963)	94,337	16,160	(42,445)
Change in unrealized gain (loss) on investments		(78,825)	1,045	310,841	1,937	117,880	(112,827)	13,573	24,905

Net gain (loss) on investments		(54,075)	62,526	281,831	7,234	47,917	(18,490)	29,733	(17,540)

Reinvested capital gains		36,243	-	704	-	-	21,618	-	60,175

Net increase (decrease) in contract owners’ equity resulting from operations	$	(23,074)	57,626	255,513	7,028	45,918	29,867	28,874	38,413

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		Total		DSIF		DSRG		JPMMV1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	238,470	354,523	28,546	20,616	(1,158)	(994)	(9,420)	(354)
Realized gain (loss) on investments		216,623	1,102,893	(517,673)	(10,496)	2,553	18,806	25,606	8,986
Change in unrealized gain (loss) on investments		7,438,238	(3,803,285)	926,470	(18,595)	14,632	(16,906)	148,721	(5,984)
Reinvested capital gains		1,252,094	328,605	290,817	42,824	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		9,145,425	(2,017,264)	728,160	34,349	16,027	906	164,907	2,648

Equity transactions:
Purchase payments received from contract owners (note 3)		1,428,009	1,330,485	58,791	197,685	-	-	981	680
Transfers between funds		-	-	(478,460)	(250,922)	3,326	(6,033)	1,210,962	(14,968)
Redemptions (note 3)		(12,117,611)	(11,818,840)	(1,031,056)	(807,309)	(7,620)	(66,426)	(27,954)	(3,889)
Annuity benefits		(9,758)	(871)	(69)	(66)	-	-	-	-
Adjustments to maintain reserves		(3,611)	(315)	5	(6)	(7)	(15)	(1)	(8)

Net equity transactions		(10,702,971)	(10,489,541)	(1,450,789)	(860,618)	(4,301)	(72,474)	1,183,988	(18,185)

Net change in contract owners’ equity		(1,557,546)	(12,506,805)	(722,629)	(826,269)	11,726	(71,568)	1,348,895	(15,537)
Contract owners’ equity beginning of period		83,522,344	96,029,149	5,733,772	6,560,041	156,338	227,906	277,466	293,003

Contract owners’ equity end of period	$	81,964,798	83,522,344	5,011,143	5,733,772	168,064	156,338	1,626,361	277,466

CHANGES IN UNITS:
Beginning units		5,218,544	5,878,803	287,010	329,697	9,729	14,102	19,365	20,589
Units purchased		1,764,403	2,362,973	31,973	43,664	204	1,096	79,364	47
Units redeemed		(2,303,290)	(3,023,232)	(99,063)	(86,351)	(456)	(5,469)	(3,045)	(1,271)

Ending units		4,679,657	5,218,544	219,920	287,010	9,477	9,729	95,684	19,365

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		JACAS		JAGTS		JAIGS		MSEM
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(3,819)	(6,280)	(469)	(61)	(1,067)	(108)	604	882
Realized gain (loss) on investments		2,551	35,298	361	24	(12,096)	71	33	(75)
Change in unrealized gain (loss) on investments		81,852	(68,147)	220	(408)	(28,460)	(3,993)	5,897	915
Reinvested capital gains		-	-	-	-	32,767	102	-	457

Net increase (decrease) in contract owners’ equity resulting from operations		80,584	(39,129)	112	(445)	(8,856)	(3,928)	6,534	2,179

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	(4)	-	6,472	-	-	-
Transfers between funds		17,717	48,808	45,747	-	343,698	-	-	(1,811)
Redemptions (note 3)		(27,519)	(10,970)	-	-	(33,120)	-	-	-
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(2)	(5)	(1)	(4)	3	(2)	-	(10)

Net equity transactions		(9,804)	37,833	45,742	(4)	317,053	(2)	-	(1,821)

Net change in contract owners’ equity		70,780	(1,296)	45,854	(449)	308,197	(3,930)	6,534	358
Contract owners’ equity beginning of period		363,281	364,577	4,048	4,497	7,865	11,795	40,213	39,855

Contract owners’ equity end of period	$	434,061	363,281	49,902	4,048	316,062	7,865	46,747	40,213

CHANGES IN UNITS:
Beginning units		43,082	39,652	887	887	721	721	1,672	1,747
Units purchased		2,871	62,899	11,760	-	33,919	-	-	-
Units redeemed		(3,780)	(59,469)	(3,325)	-	(8,663)	-	-	(75)

Ending units		42,173	43,082	9,322	887	25,977	721	1,672	1,672

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		MSVRE		NVAMV1		GEM3		GIG3
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(9,383)	(10,901)	(8,286)	3,460	(14,075)	(10,719)	(11,752)	(978)
Realized gain (loss) on investments		72,578	(391,244)	33,475	9,769	(189,946)	(3,967)	(137,001)	(103,371)
Change in unrealized gain (loss) on investments		138,337	481,232	111,622	(26,110)	255,500	(385,843)	285,242	(81,813)
Reinvested capital gains		-	-	60,597	4,202	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		201,532	79,087	197,408	(8,679)	51,479	(400,529)	136,489	(186,162)

Equity transactions:
Purchase payments received from contract owners (note 3)		14,109	11,316	27,624	852	-	(3)	-	-
Transfers between funds		(422,731)	(36,741)	(107,950)	(85,959)	(1,217,029)	1,192,654	(678,663)	694,542
Redemptions (note 3)		(238,693)	(315,674)	(264,537)	(142,546)	(19,136)	(76,788)	(16,734)	(64,916)
Annuity benefits		-	-	(2,932)	(33)	-	-	-	-
Adjustments to maintain reserves		(14)	(10)	(1,331)	37	4	4	(1)	(2)

Net equity transactions		(647,329)	(341,109)	(349,126)	(227,649)	(1,236,161)	1,115,867	(695,398)	629,624

Net change in contract owners’ equity		(445,797)	(262,022)	(151,718)	(236,328)	(1,184,682)	715,338	(558,909)	443,462
Contract owners’ equity beginning of period		1,605,722	1,867,744	1,635,314	1,871,642	1,500,234	784,896	1,429,309	985,847

Contract owners’ equity end of period	$	1,159,925	1,605,722	1,483,596	1,635,314	315,552	1,500,234	870,400	1,429,309

CHANGES IN UNITS:
Beginning units		36,744	44,615	118,469	134,493	69,714	27,896	86,255	52,907
Units purchased		1,552	609	809	1,310	5,422	49,783	10,494	41,210
Units redeemed		(15,044)	(8,480)	(25,790)	(17,334)	(62,444)	(7,965)	(50,632)	(7,862)

Ending units		23,252	36,744	93,488	118,469	12,692	69,714	46,117	86,255

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVNMO1		NVNSR1		NVCBD1		TRF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	131	(124)	(10)	(69)	15,143	60,523	(115)	(3,127)
Realized gain (loss) on investments		(30)	(21)	(18)	481	181,708	1,841	12,908	26,488
Change in unrealized gain (loss) on investments		1,048	(1,864)	114	(275)	(8,498)	127,068	102,299	(30,884)
Reinvested capital gains		933	114	-	-	11,288	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,082	(1,895)	86	137	199,641	189,432	115,092	(7,523)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	-	-	-	-	-	14,290
Transfers between funds		10,604	-	-	(191)	(1,551,497)	2,385,199	26,704	2,568
Redemptions (note 3)		(765)	(1,265)	(1,238)	-	(408,050)	(89,779)	(47,287)	(137,459)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(2)	(2)	-	(1)	3	(5)	(3)	(13)

Net equity transactions		9,837	(1,267)	(1,238)	(192)	(1,959,544)	2,295,415	(20,586)	(120,614)

Net change in contract owners’ equity		11,919	(3,162)	(1,152)	(55)	(1,759,903)	2,484,847	94,506	(128,137)
Contract owners’ equity beginning of period		12,029	15,191	1,152	1,207	3,707,599	1,222,752	923,549	1,051,686

Contract owners’ equity end of period	$	23,948	12,029	-	1,152	1,947,696	3,707,599	1,018,055	923,549

CHANGES IN UNITS:
Beginning units		910	1,001	80	80	320,015	110,873	54,540	61,532
Units purchased		715	-	-	1,572	37,667	258,469	1,562	2,072
Units redeemed		(53)	(91)	(80)	(1,572)	(199,366)	(49,327)	(2,687)	(9,064)

Ending units		1,572	910	-	80	158,316	320,015	53,415	54,540

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GBF		CAF		GVIDA		GVIDC
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	16,792	36,017	(3,674)	(3,835)	210	686	2,713	3,438
Realized gain (loss) on investments		87	(21,838)	14,470	35,381	(1,272)	(960)	677	(543)
Change in unrealized gain (loss) on investments		(57,531)	102,100	36,147	(38,865)	24,012	(9,588)	8,757	824
Reinvested capital gains		74,092	7,246	-	-	-	-	8,887	1,387

Net increase (decrease) in contract owners’ equity resulting from operations		33,440	123,525	46,943	(7,319)	22,950	(9,862)	21,034	5,106

Equity transactions:
Purchase payments received from contract owners (note 3)		44,618	1,610	-	1,018	-	-	31,475	-
Transfers between funds		(335,073)	(465,322)	482	2,585	-	19,312	260,885	60,405
Redemptions (note 3)		(205,761)	(244,479)	(32,799)	(71,162)	(894)	-	(59,478)	(4,712)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		1	(28)	(4)	(6)	3	(9)	(8)	(3)

Net equity transactions		(496,215)	(708,219)	(32,321)	(67,565)	(891)	19,303	232,874	55,690

Net change in contract owners’ equity		(462,775)	(584,694)	14,622	(74,884)	22,059	9,441	253,908	60,796
Contract owners’ equity beginning of period		2,649,876	3,234,570	386,312	461,196	162,141	152,700	391,736	330,940

Contract owners’ equity end of period	$	2,187,101	2,649,876	400,934	386,312	184,200	162,141	645,644	391,736

CHANGES IN UNITS:
Beginning units		138,936	179,265	31,340	36,619	12,654	11,283	30,898	26,479
Units purchased		23,304	53,241	78	2,605	-	1,371	22,764	6,049
Units redeemed		(49,328)	(93,570)	(2,471)	(7,884)	(68)	-	(4,529)	(1,630)

Ending units		112,912	138,936	28,947	31,340	12,586	12,654	49,133	30,898

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDM		GVDMA		GVDMC		MCIF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	4,039	5,355	(839)	2,454	(304)	4,790	(17,576)	(20,841)
Realized gain (loss) on investments		17,279	(35,475)	(1,438)	(2,024)	36,564	12,333	290,489	(69,968)
Change in unrealized gain (loss) on investments		37,209	21,203	50,644	(14,511)	(7,297)	(15,650)	(97,626)	(112,525)
Reinvested capital gains		-	-	-	-	2,521	-	118,743	46,809

Net increase (decrease) in contract owners’ equity resulting from operations		58,527	(8,917)	48,367	(14,081)	31,484	1,473	294,030	(156,525)

Equity transactions:
Purchase payments received from contract owners (note 3)		29,989	-	-	-	142,470	-	102	134
Transfers between funds		258,118	(5,321)	139,013	106,525	145,401	2,940	(1,332,642)	490,858
Redemptions (note 3)		(109,641)	(154,925)	(175,534)	(9,914)	(361,059)	(46,958)	(96,976)	(158,135)
Annuity benefits		-	-	-	-	-	-	(42)	(42)
Adjustments to maintain reserves		14	(15)	(5)	10	(9)	-	7	(8)

Net equity transactions		178,480	(160,261)	(36,526)	96,621	(73,197)	(44,018)	(1,429,551)	332,807

Net change in contract owners’ equity		237,007	(169,178)	11,841	82,540	(41,713)	(42,545)	(1,135,521)	176,282
Contract owners’ equity beginning of period		609,496	778,674	425,779	343,239	516,827	559,372	2,830,947	2,654,665

Contract owners’ equity end of period	$	846,503	609,496	437,620	425,779	475,114	516,827	1,695,426	2,830,947

CHANGES IN UNITS:
Beginning units		46,626	58,681	32,528	25,294	39,342	42,830	173,022	155,826
Units purchased		20,611	5,831	9,818	7,946	21,765	847	4,042	57,465
Units redeemed		(7,939)	(17,886)	(12,524)	(712)	(27,138)	(4,335)	(87,566)	(40,269)

Ending units		59,298	46,626	29,822	32,528	33,969	39,342	89,498	173,022

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SAM		NVMIG3		GVDIV3		NVMLG1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(56,522)	(55,138)	(264)	1,021	(2,071)	540	(4,368)	(3,011)
Realized gain (loss) on investments		-	-	38	461	(36,978)	(63,234)	24,710	7,083
Change in unrealized gain (loss) on investments		-	-	15,748	(7,229)	64,230	27,868	34,084	(16,668)
Reinvested capital gains		-	-	-	-	-	-	11,312	-

Net increase (decrease) in contract owners’ equity resulting from operations		(56,522)	(55,138)	15,522	(5,747)	25,181	(34,826)	65,738	(12,596)

Equity transactions:
Purchase payments received from contract owners (note 3)		533,039	83,082	-	-	43	-	20,519	-
Transfers between funds		1,153,261	1,777,724	59,275	145,594	(2,063)	(10,636)	95,981	267,660
Redemptions (note 3)		(1,104,181)	(1,370,260)	(6,436)	(1,955)	(15,568)	(73,889)	(142,587)	(62,592)
Annuity benefits		(38)	(40)	-	-	-	-	(2,229)	-
Adjustments to maintain reserves		(11)	(5)	(5)	3	8	(9)	(808)	(12)

Net equity transactions		582,070	490,501	52,834	143,642	(17,580)	(84,534)	(29,124)	205,056

Net change in contract owners’ equity		525,548	435,363	68,356	137,895	7,601	(119,360)	36,614	192,460
Contract owners’ equity beginning of period		4,285,536	3,850,173	171,633	33,738	181,232	300,592	443,319	250,859

Contract owners’ equity end of period	$	4,811,084	4,285,536	239,989	171,633	188,833	181,232	479,933	443,319

CHANGES IN UNITS:
Beginning units		343,369	304,018	12,718	2,233	14,001	19,198	32,386	17,536
Units purchased		489,050	679,520	14,430	11,192	1,387	181	8,274	20,448
Units redeemed		(441,247)	(640,169)	(11,562)	(707)	(2,761)	(5,378)	(11,299)	(5,598)

Ending units		391,172	343,369	15,586	12,718	12,627	14,001	29,361	32,386

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVMLV1		NVMMG1		NVMMV2		SCGF
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(17)	(638)	(1,337)	(1,710)	(365)	(719)	(3,706)	(2,866)
Realized gain (loss) on investments		53	3,323	579	27,206	2,932	923	12,081	348,148
Change in unrealized gain (loss) on investments		20,771	(14,965)	(1,013)	(32,787)	1,930	(5,194)	11,567	(294,934)
Reinvested capital gains		-	4,896	9,670	-	7,802	422	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		20,807	(7,384)	7,899	(7,291)	12,299	(4,568)	19,942	50,348

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	-	1	981	680	-	-
Transfers between funds		19,171	(31,572)	44,342	(49,955)	(23,949)	(10,167)	(27,232)	(559,211)
Redemptions (note 3)		(17,819)	(43,874)	(1,304)	(53,852)	(2,469)	(2,556)	(12,232)	(21,425)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(5)	1	5	(4)	1	5	(6)	(4)

Net equity transactions		1,347	(75,445)	43,043	(103,810)	(25,436)	(12,038)	(39,470)	(580,640)

Net change in contract owners’ equity		22,154	(82,829)	50,942	(111,101)	(13,137)	(16,606)	(19,528)	(530,292)
Contract owners’ equity beginning of period		129,811	212,640	53,926	165,027	94,586	111,192	237,973	768,265

Contract owners’ equity end of period	$	151,965	129,811	104,868	53,926	81,449	94,586	218,445	237,973

CHANGES IN UNITS:
Beginning units		13,432	20,420	3,719	10,742	6,479	7,332	36,821	116,392
Units purchased		1,788	-	3,612	2,761	63	45	27,011	41,286
Units redeemed		(1,676)	(6,988)	(944)	(9,784)	(1,676)	(898)	(33,597)	(120,857)

Ending units		13,544	13,432	6,387	3,719	4,866	6,479	30,235	36,821

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		SCVF		SCF		MSBF		NVOLG1
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(16,053)	(25,278)	(21,857)	(18,616)	55,878	32,544	(49,709)	(58,077)
Realized gain (loss) on investments		314,908	(5,710)	64,741	(123,513)	89,626	(7,197)	141,761	61,025
Change in unrealized gain (loss) on investments		88,803	(157,349)	169,987	38,717	73,521	25,783	896,134	(225,032)
Reinvested capital gains		-	-	-	-	-	-	-	24,348

Net increase (decrease) in contract owners’ equity resulting from operations		387,658	(188,337)	212,871	(103,412)	219,025	51,130	988,186	(197,736)

Equity transactions:
Purchase payments received from contract owners (note 3)		142	522	-	11,051	232	676	85,020	180,088
Transfers between funds		(363,879)	462,627	(19,410)	(726,935)	2,031,202	22,858	(72,805)	(1,723,267)
Redemptions (note 3)		(70,082)	(188,666)	(94,423)	(280,360)	(174,643)	(152,963)	(1,344,593)	(1,032,563)
Annuity benefits		(35)	(34)	(37)	(38)	-	-	(103)	(99)
Adjustments to maintain reserves		5	1	(5)	12	6	(5)	12	41

Net equity transactions		(433,849)	274,450	(113,875)	(996,270)	1,856,797	(129,434)	(1,332,469)	(2,575,800)

Net change in contract owners’ equity		(46,191)	86,113	98,996	(1,099,682)	2,075,822	(78,304)	(344,283)	(2,773,536)
Contract owners’ equity beginning of period		2,371,663	2,285,550	1,563,203	2,662,885	1,467,277	1,545,581	6,130,977	8,904,513

Contract owners’ equity end of period	$	2,325,472	2,371,663	1,662,199	1,563,203	3,543,099	1,467,277	5,786,694	6,130,977

CHANGES IN UNITS:
Beginning units		118,865	107,164	52,530	83,294	92,347	101,187	458,774	642,030
Units purchased		10,611	32,927	3,596	7,470	255,626	251,837	10,168	18,558
Units redeemed		(31,285)	(21,226)	(7,053)	(38,234)	(146,385)	(260,677)	(98,732)	(201,814)

Ending units		98,191	118,865	49,073	52,530	201,588	92,347	370,210	458,774

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		EIF2		NVRE1		ACVB		ACVCA
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,617)	(1,355)	(131)	(635)	6,297	4,485	(6,461)	(8,007)
Realized gain (loss) on investments		(1,887)	(12,008)	4,811	4,739	11,367	(21,005)	6,908	(8,077)
Change in unrealized gain (loss) on investments		59,437	(1,336)	(1,894)	1,176	74,026	54,436	33,115	(30,399)
Reinvested capital gains		-	-	12,927	534	-	-	25,694	-

Net increase (decrease) in contract owners’ equity resulting from operations		55,933	(14,699)	15,713	5,814	91,690	37,916	59,256	(46,483)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	1,473	-	-	30,006	-	923
Transfers between funds		9,819	(774)	68,387	(5,396)	59,596	39,780	(28,786)	(63,066)
Redemptions (note 3)		(11,168)	(31,307)	(7,350)	(2,247)	(132,500)	(147,021)	(44,380)	(42,624)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		1	-	(4)	3	(11)	11	(15)	(2)

Net equity transactions		(1,348)	(32,081)	62,506	(7,640)	(72,915)	(77,224)	(73,181)	(104,769)

Net change in contract owners’ equity		54,585	(46,780)	78,219	(1,826)	18,775	(39,308)	(13,925)	(151,252)
Contract owners’ equity beginning of period		340,304	387,084	100,052	101,878	982,114	1,021,422	427,814	579,066

Contract owners’ equity end of period	$	394,889	340,304	178,271	100,052	1,000,889	982,114	413,889	427,814

CHANGES IN UNITS:
Beginning units		31,560	34,477	5,061	5,409	52,403	56,577	24,118	30,079
Units purchased		864	2,823	4,776	3,087	15,961	9,293	81	1,876
Units redeemed		(976)	(5,740)	(1,934)	(3,435)	(19,892)	(13,467)	(3,788)	(7,837)

Ending units		31,448	31,560	7,903	5,061	48,472	52,403	20,411	24,118

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVIG		ACVIP2		ACVI		ACVI3
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	4,629	441	8,652	19,132	(2,458)	(204)	(1,314)	(129)
Realized gain (loss) on investments		(15,988)	(31,745)	17,463	72,218	38,079	51,707	(5,106)	(18,901)
Change in unrealized gain (loss) on investments		76,107	37,622	7,743	(20,621)	42,664	(123,589)	45,045	(19,290)
Reinvested capital gains		-	-	18,692	7,763	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		64,748	6,318	52,550	78,492	78,285	(72,086)	38,625	(38,320)

Equity transactions:
Purchase payments received from contract owners (note 3)		38,997	-	2,448	-	-	1,364	129	-
Transfers between funds		224,859	25,875	188,823	(77,799)	(18,502)	(24,797)	(18,879)	(10,566)
Redemptions (note 3)		(95,869)	(89,173)	(116,872)	(107,993)	(125,367)	(79,177)	(10,545)	(43,471)
Annuity benefits		(3,755)	-	(159)	(151)	-	-	-	-
Adjustments to maintain reserves		(1,434)	(19)	23	21	9	(12)	(3)	(4)

Net equity transactions		162,798	(63,317)	74,263	(185,922)	(143,860)	(102,622)	(29,298)	(54,041)

Net change in contract owners’ equity		227,546	(56,999)	126,813	(107,430)	(65,575)	(174,708)	9,327	(92,361)
Contract owners’ equity beginning of period		465,009	522,008	821,143	928,573	442,327	617,035	217,217	309,578

Contract owners’ equity end of period	$	692,555	465,009	947,956	821,143	376,752	442,327	226,544	217,217

CHANGES IN UNITS:
Beginning units		40,992	46,761	59,148	73,682	25,910	31,331	17,522	21,647
Units purchased		19,397	3,154	17,023	40,483	-	-	375	1,413
Units redeemed		(8,923)	(8,923)	(11,626)	(55,017)	(7,428)	(5,421)	(2,592)	(5,538)

Ending units		51,466	40,992	64,545	59,148	18,482	25,910	15,305	17,522

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		ACVU1		DVSCS		DCAP		DGI
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(589)	(1,843)	(1,695)	(2,426)	58,256	7,563	(83)	(606)
Realized gain (loss) on investments		343	31,699	8,176	188,995	74,953	120,276	1,833	(12,739)
Change in unrealized gain (loss) on investments		4,341	(22,304)	6,836	(171,407)	105,553	(7,082)	28,712	3,300
Reinvested capital gains		-	-	5,890	653	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,095	7,552	19,207	15,815	238,762	120,757	30,462	(10,045)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	-	-	-	1,627	-	-
Transfers between funds		1,993	(163,946)	(5,362)	(458,190)	1,159,252	1,185,374	(1,426)	(4,983)
Redemptions (note 3)		(44)	(25,140)	(7,189)	(73,558)	(51,280)	(50,078)	(50,815)	(91,284)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(16)	-	(18)	8	7	(13)	4	(26)

Net equity transactions		1,933	(189,086)	(12,569)	(531,740)	1,107,979	1,136,910	(52,237)	(96,293)

Net change in contract owners’ equity		6,028	(181,534)	6,638	(515,925)	1,346,741	1,257,667	(21,775)	(106,338)
Contract owners’ equity beginning of period		35,199	216,733	156,562	672,487	2,276,687	1,019,020	213,906	320,244

Contract owners’ equity end of period	$	41,227	35,199	163,200	156,562	3,623,428	2,276,687	192,131	213,906

CHANGES IN UNITS:
Beginning units		3,304	20,264	10,501	44,704	139,939	67,291	16,803	24,097
Units purchased		588	4,067	2,263	5,826	78,372	97,381	51	330
Units redeemed		(444)	(21,027)	(3,167)	(40,029)	(13,656)	(24,733)	(3,884)	(7,624)

Ending units		3,448	3,304	9,597	10,501	204,655	139,939	12,970	16,803

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FQB		FEIP		FHIP		FAMP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	15,531	27,799	76,386	52,858	182,224	237,795	62	11,158
Realized gain (loss) on investments		4,509	62,225	(575,750)	(607,393)	39,690	461,677	21,239	53,746
Change in unrealized gain (loss) on investments		32,115	(78,375)	930,124	579,923	297,606	(598,008)	206,551	(173,946)
Reinvested capital gains		-	-	319,006	-	-	-	16,359	12,061

Net increase (decrease) in contract owners’ equity resulting from operations		52,155	11,649	749,766	25,388	519,520	101,464	244,211	(96,981)

Equity transactions:
Purchase payments received from contract owners (note 3)		8	1,561	29,291	414,535	111,304	101,944	97,940	-
Transfers between funds		89,934	9,977	(321,162)	(905,159)	(12,469)	(406,317)	(119,069)	7,341
Redemptions (note 3)		(117,978)	(184,856)	(889,702)	(1,002,153)	(621,268)	(463,670)	(400,280)	(382,089)
Annuity benefits		-	-	(83)	(80)	-	-	-	-
Adjustments to maintain reserves		(12)	(7)	(6)	(18)	(13)	(18)	2	(18)

Net equity transactions		(28,048)	(173,325)	(1,181,662)	(1,492,875)	(522,446)	(768,061)	(421,407)	(374,766)

Net change in contract owners’ equity		24,107	(161,676)	(431,896)	(1,467,487)	(2,926)	(666,597)	(177,196)	(471,747)
Contract owners’ equity beginning of period		608,704	770,380	5,256,009	6,723,496	4,421,867	5,088,464	2,367,647	2,839,394

Contract owners’ equity end of period	$	632,811	608,704	4,824,113	5,256,009	4,418,941	4,421,867	2,190,451	2,367,647

CHANGES IN UNITS:
Beginning units		43,519	55,514	281,392	358,202	278,008	328,000	125,316	144,318
Units purchased		6,819	33,384	7,681	31,855	93,367	103,470	5,377	2,855
Units redeemed		(8,496)	(45,379)	(65,668)	(108,665)	(124,570)	(153,462)	(26,101)	(21,857)

Ending units		41,842	43,519	223,405	281,392	246,805	278,008	104,592	125,316

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FGP		FIGBS		FOP		FOPR
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(23,046)	(30,670)	28,292	60,296	2,406	(951)	1,305	(4,358)
Realized gain (loss) on investments		114,682	119,046	41,969	285,440	3,308	9,204	32,629	(16,008)
Change in unrealized gain (loss) on investments		230,633	(128,383)	(15,072)	(283,680)	76,979	(119,677)	35,211	(77,513)
Reinvested capital gains		-	9,518	94,838	119,230	1,653	1,158	1,151	1,980

Net increase (decrease) in contract owners’ equity resulting from operations		322,269	(30,489)	150,027	181,286	84,346	(110,266)	70,296	(95,899)

Equity transactions:
Purchase payments received from contract owners (note 3)		7,108	81,521	2,946	69,537	-	-	-	929
Transfers between funds		(8,154)	(11,666)	271,531	(1,602,942)	-	-	(4,599)	(541,289)
Redemptions (note 3)		(290,577)	(420,869)	(521,835)	(501,554)	(40,286)	(76,337)	(123,744)	(77,489)
Annuity benefits		-	-	-	-	-	-	(50)	(56)
Adjustments to maintain reserves		16	(13)	2	(5)	(18)	(5)	4	5

Net equity transactions		(291,607)	(351,027)	(247,356)	(2,034,964)	(40,304)	(76,342)	(128,389)	(617,900)

Net change in contract owners’ equity		30,662	(381,516)	(97,329)	(1,853,678)	44,042	(186,608)	(58,093)	(713,799)
Contract owners’ equity beginning of period		2,458,872	2,840,388	3,618,714	5,472,392	462,845	649,453	414,273	1,128,072

Contract owners’ equity end of period	$	2,489,534	2,458,872	3,521,385	3,618,714	506,887	462,845	356,180	414,273

CHANGES IN UNITS:
Beginning units		137,302	156,626	269,057	429,903	32,338	37,043	34,115	75,902
Units purchased		4,080	11,979	72,311	102,891	-	-	222	1,732
Units redeemed		(18,387)	(31,303)	(90,177)	(263,737)	(2,574)	(4,705)	(9,689)	(43,519)

Ending units		122,995	137,302	251,191	269,057	29,764	32,338	24,648	34,115

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		FVSS		AMTB		AMTG		AMGP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(2,014)	(4,284)	12,478	36,360	(4,882)	(5,940)	(3,389)	(3,315)
Realized gain (loss) on investments		20,355	700,776	(8,645)	(53,007)	17,538	56,634	(3)	20,163
Change in unrealized gain (loss) on investments		29,737	(666,693)	34,559	1,726	26,051	(54,409)	29,190	(26,871)
Reinvested capital gains		-	-	-	-	-	-	2,238	-

Net increase (decrease) in contract owners’ equity resulting from operations		48,078	29,799	38,392	(14,921)	38,707	(3,715)	28,036	(10,023)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	2	-	-	788	981	680
Transfers between funds		29,543	(1,235,729)	(153,476)	155,215	(28,630)	(13,965)	4,846	2,482
Redemptions (note 3)		(30,261)	(32,958)	(298,511)	(238,288)	(30,763)	(128,888)	(38,629)	(119,289)
Annuity benefits		-	-	(226)	(232)	-	-	-	-
Adjustments to maintain reserves		(19)	(2)	34	9	1	(13)	(4)	(11)

Net equity transactions		(737)	(1,268,689)	(452,177)	(83,296)	(59,392)	(142,078)	(32,806)	(116,138)

Net change in contract owners’ equity		47,341	(1,238,890)	(413,785)	(98,217)	(20,685)	(145,793)	(4,770)	(126,161)
Contract owners’ equity beginning of period		207,947	1,446,837	1,398,758	1,496,975	339,946	485,739	274,843	401,004

Contract owners’ equity end of period	$	255,288	207,947	984,973	1,398,758	319,261	339,946	270,073	274,843

CHANGES IN UNITS:
Beginning units		15,906	99,423	103,907	109,906	18,185	25,553	22,480	31,373
Units purchased		3,095	4,118	26,705	18,869	-	1,350	869	845
Units redeemed		(3,410)	(87,635)	(59,678)	(24,868)	(2,794)	(8,718)	(3,464)	(9,738)

Ending units		15,591	15,906	70,934	103,907	15,391	18,185	19,885	22,480

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		AMTP		AMSRS		OVMS		OVB
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(10,806)	(19,133)	(662)	(1,208)	(610)	8,411	47,663	65,707
Realized gain (loss) on investments		(296,971)	(281,135)	(468)	(3,681)	(92,760)	(109,524)	(104,740)	(121,388)
Change in unrealized gain (loss) on investments		449,900	138,788	6,224	(7,614)	173,871	85,812	170,883	146,730
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		142,123	(161,480)	5,094	(12,503)	80,501	(15,301)	113,806	91,049

Equity transactions:
Purchase payments received from contract owners (note 3)		-	17,637	-	-	10,484	72,403	1,038	1,181
Transfers between funds		(13,766)	(15,364)	(37,320)	49,509	(65,696)	(142,342)	(46,831)	50,304
Redemptions (note 3)		(270,577)	(198,137)	(2,376)	(35,651)	(140,576)	(61,797)	(204,628)	(215,621)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(19)	5	6	-	(11)	(13)	1	(5)

Net equity transactions		(284,362)	(195,859)	(39,690)	13,858	(195,799)	(131,749)	(250,420)	(164,141)

Net change in contract owners’ equity		(142,239)	(357,339)	(34,596)	1,355	(115,298)	(147,050)	(136,614)	(73,092)
Contract owners’ equity beginning of period		1,096,090	1,453,429	72,126	70,771	830,509	977,559	1,373,900	1,446,992

Contract owners’ equity end of period	$	953,851	1,096,090	37,530	72,126	715,211	830,509	1,237,286	1,373,900

CHANGES IN UNITS:
Beginning units		57,618	66,744	5,719	5,360	52,773	61,659	113,307	127,332
Units purchased		558	2,447	-	9,246	3,565	4,711	1,310	6,708
Units redeemed		(14,538)	(11,573)	(2,998)	(8,887)	(15,286)	(13,597)	(20,734)	(20,733)

Ending units		43,638	57,618	2,721	5,719	41,052	52,773	93,883	113,307

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		OVGS3		OVGS		OVGI		OVAG
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	8,069	(2,388)	8,833	(3,177)	(771)	(1,148)	(4,978)	(3,027)
Realized gain (loss) on investments		(36,933)	(50,289)	369,900	94,986	(8,722)	(77)	22,609	27,955
Change in unrealized gain (loss) on investments		259,001	(89,003)	(99,189)	(273,740)	33,797	(1,228)	8,385	(25,046)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		230,137	(141,680)	279,544	(181,931)	24,304	(2,453)	26,016	(118)

Equity transactions:
Purchase payments received from contract owners (note 3)		33,477	3,416	12,957	-	316	-	35,000	-
Transfers between funds		(14,718)	13,850	(417,093)	(6,086)	(62,872)	(12,355)	101,884	12,791
Redemptions (note 3)		(168,672)	(214,003)	(392,616)	(174,368)	(13,266)	(4,386)	(2,618)	(10,271)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		-	(17)	8	(31)	-	(5)	(5)	(1)

Net equity transactions		(149,913)	(196,754)	(796,744)	(180,485)	(75,822)	(16,746)	134,261	2,519

Net change in contract owners’ equity		80,224	(338,434)	(517,200)	(362,416)	(51,518)	(19,199)	160,277	2,401
Contract owners’ equity beginning of period		1,251,945	1,590,379	1,707,184	2,069,600	185,664	204,863	197,086	194,685

Contract owners’ equity end of period	$	1,332,169	1,251,945	1,189,984	1,707,184	134,146	185,664	357,363	197,086

CHANGES IN UNITS:
Beginning units		65,302	74,993	54,810	60,054	20,600	22,398	37,382	36,791
Units purchased		2,599	7,625	415	-	667	1,142	43,933	21,720
Units redeemed		(9,737)	(17,316)	(23,255)	(5,244)	(8,344)	(2,940)	(22,247)	(21,129)

Ending units		58,164	65,302	31,970	54,810	12,923	20,600	59,068	37,382

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		TRHS2		VWHAS		VWBF		VWEM
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,498)	(410)	9	-	(12,414)	8,634	(11,333)	(548)
Realized gain (loss) on investments		12,924	(7,571)	325	-	1,911	(351)	(9,848)	(644)
Change in unrealized gain (loss) on investments		2,149	548	1,404	-	40,089	(2,297)	312,753	(36,839)
Reinvested capital gains		3,180	-	340	-	1,957	2,711	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		16,755	(7,433)	2,078	-	31,543	8,697	291,572	(38,031)

Equity transactions:
Purchase payments received from contract owners (note 3)		1,964	-	1,668	-	(5)	-	(3)	-
Transfers between funds		153,899	53,218	30,807	-	1,317,798	-	1,362,193	-
Redemptions (note 3)		(40,597)	-	(3,151)	-	(61,138)	(2,275)	(17,634)	(5,388)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		7	(4)	(7)	-	(5)	(4)	(2)	12

Net equity transactions		115,273	53,214	29,317	-	1,256,650	(2,279)	1,344,554	(5,376)

Net change in contract owners’ equity		132,028	45,781	31,395	-	1,288,193	6,418	1,636,126	(43,407)
Contract owners’ equity beginning of period		45,781	-	-	-	139,880	133,462	103,678	147,085

Contract owners’ equity end of period	$	177,809	45,781	31,395	-	1,428,073	139,880	1,739,804	103,678

CHANGES IN UNITS:
Beginning units		3,995	-	-	-	7,411	7,536	5,697	5,916
Units purchased		15,372	13,495	3,609	-	85,203	-	70,911	-
Units redeemed		(7,349)	(9,500)	(348)	-	(19,874)	(125)	(1,875)	(219)

Ending units		12,018	3,995	3,261	-	72,740	7,411	74,733	5,697

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		VWHA		SVDF		SVOF		JAGTS2
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(5,242)	(1,236)	(4,900)	(7,998)	(27,022)	(28,659)	(206)	(1,176)
Realized gain (loss) on investments		24,750	27,699	61,481	41,456	(29,010)	2,020	5,297	15,438
Change in unrealized gain (loss) on investments		(78,825)	(121,617)	1,045	(48,354)	310,841	(124,208)	1,937	(19,144)
Reinvested capital gains		36,243	6,567	-	-	704	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(23,074)	(88,587)	57,626	(14,896)	255,513	(150,847)	7,028	(4,882)

Equity transactions:
Purchase payments received from contract owners (note 3)		6,475	-	19,436	-	981	7,358	(2)	-
Transfers between funds		461,679	-	(51,879)	26,444	(358,417)	(40,342)	(44,734)	(76,990)
Redemptions (note 3)		(107,128)	(40,175)	(204,003)	(37,350)	(185,427)	(226,227)	(351)	(853)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		-	(17)	3	10	14	(6)	11	(17)

Net equity transactions		361,026	(40,192)	(236,443)	(10,896)	(542,849)	(259,217)	(45,076)	(77,860)

Net change in contract owners’ equity		337,952	(128,779)	(178,817)	(25,792)	(287,336)	(410,064)	(38,048)	(82,742)
Contract owners’ equity beginning of period		416,835	545,614	482,268	508,060	1,899,563	2,309,627	38,048	120,790

Contract owners’ equity end of period	$	754,787	416,835	303,451	482,268	1,612,227	1,899,563	-	38,048

CHANGES IN UNITS:
Beginning units		14,220	15,326	19,402	20,229	66,885	75,723	2,820	8,043
Units purchased		25,517	-	1,075	3,964	780	320	343	766
Units redeemed		(14,464)	(1,106)	(9,956)	(4,791)	(17,800)	(9,158)	(3,163)	(5,989)

Ending units		25,273	14,220	10,521	19,402	49,865	66,885	-	2,820

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		JAIGS2		VWBFR		VWEMR		VWHAR
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(1,999)	(5,630)	26,739	(418)	(859)	(364)	(4,222)	(1,219)
Realized gain (loss) on investments		(69,963)	(34,217)	94,337	(2,417)	16,160	57,561	(42,445)	236,274
Change in unrealized gain (loss) on investments		117,880	(201,220)	(112,827)	103,697	13,573	(118,899)	24,905	(404,928)
Reinvested capital gains		-	7,837	21,618	4,925	-	-	60,175	14,972

Net increase (decrease) in contract owners’ equity resulting from operations		45,918	(233,230)	29,867	105,787	28,874	(61,702)	38,413	(154,901)

Equity transactions:
Purchase payments received from contract owners (note 3)		(2)	2,731	(2)	-	(1)	923	14,998	3,653
Transfers between funds		(396,881)	237,301	(1,518,487)	1,233,780	(181,744)	(27,514)	(838,397)	(40,306)
Redemptions (note 3)		(9,944)	(24,674)	(59,125)	(33,170)	(107)	(85,576)	(24,276)	(233,480)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		(10)	24	9	(17)	(10)	(1)	20	(26)

Net equity transactions		(406,837)	215,382	(1,577,605)	1,200,593	(181,862)	(112,168)	(847,655)	(270,159)

Net change in contract owners’ equity		(360,919)	(17,848)	(1,547,738)	1,306,380	(152,988)	(173,870)	(809,242)	(425,060)
Contract owners’ equity beginning of period		360,919	378,767	1,547,738	241,358	152,988	326,858	809,242	1,234,302

Contract owners’ equity end of period	$	-	360,919	-	1,547,738	-	152,988	-	809,242

CHANGES IN UNITS:
Beginning units		18,558	12,989	107,235	17,822	7,496	11,718	28,548	35,875
Units purchased		239	24,200	137	97,501	16	1,912	1,567	9,007
Units redeemed		(18,797)	(18,631)	(107,372)	(8,088)	(7,512)	(6,134)	(30,115)	(16,334)

Ending units		-	18,558	-	107,235	-	7,496	-	28,548

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		NVAGF6		CSIEF3		GEF3		WSCP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	-	3,719	-	8,567	-	(1)	-	(3,821)
Realized gain (loss) on investments		-	(9,028)	-	(29,649)	-	209	-	33,593
Change in unrealized gain (loss) on investments		-	384	-	(52,434)	-	(356)	-	(66,508)
Reinvested capital gains		-	5,889	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	964	-	(73,516)	-	(148)	-	(36,736)

Equity transactions:
Purchase payments received from contract owners (note 3)		-	-	-	-	-	-	-	12,086
Transfers between funds		-	(18,015)	-	(396,706)	-	(6,603)	-	(497,882)
Redemptions (note 3)		-	-	-	(20,756)	-	(345)	-	(90,563)
Annuity benefits		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		-	(2)	-	1	-	13	-	(8)

Net equity transactions		-	(18,017)	-	(417,461)	-	(6,935)	-	(576,367)

Net change in contract owners’ equity		-	(17,053)	-	(490,977)	-	(7,083)	-	(613,103)
Contract owners’ equity beginning of period		-	17,053	-	490,977	-	7,083	-	613,103

Contract owners’ equity end of period	$	-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units		-	1,420	-	43,947	-	480	-	49,751
Units purchased		-	9,114	-	-	-	-	-	1,703
Units redeemed		-	(10,534)	-	(43,947)	-	(480)	-	(51,454)

Ending units		-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT Emerging Markets Fund - Class I (GEM) *

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG) *

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1) *

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class II (EIF2)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV) *

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP) *

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Initial Class (FGOP) *

VIP Growth Portfolio - Initial Class (FGP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares  (AMTB)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Balanced Fund/VA - Non-Service Shares (OVMS)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Class 3 (OVGS3)

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR) *

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R) /VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

(Continued)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)

VIP Trust - Global Bond Fund: Initial Class (VWBF)

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

* At December 31, 2012 contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2) . The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25% and an administrative charge of 0.20%, for a total variable account charge of 1.45%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $198,417 and $63,964, respectively, and total transfers from the Account to the fixed account were $185,274 and $52,066, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed accountare included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $104,638 and $61,193 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(Continued)

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$81,964,983	$0	$0	$81,964,983

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$1,040,116	$2,171,549
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	4,956	10,416
Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,233,773	59,207
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	29,096	42,721
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	62,087	16,813
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	449,497	100,746
Emerging Markets Debt Portfolio - Class I (MSEM)	1,240	637
U.S. Real Estate Portfolio - Class I (MSVRE)	71,139	727,845
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	138,421	435,180
NVIT Emerging Markets Fund - Class III (GEM3)	124,721	1,374,964
NVIT International Equity Fund - Class III (GIG3)	162,704	869,859
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	11,877	975
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	0	1,250
NVIT Core Bond Fund - Class I (NVCBD1)	502,272	2,435,390
NVIT Nationwide Fund - Class I (TRF)	42,554	63,256
NVIT Government Bond Fund - Class I (GBF)	563,825	969,164
American Century NVIT Growth Fund - Class I (CAF)	3,001	38,997
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,762	3,449
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	312,007	67,530
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	293,554	111,052
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	146,058	183,423
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	182,095	253,069
NVIT Mid Cap Index Fund - Class I (MCIF)	204,491	1,532,883
NVIT Money Market Fund - Class I (SAM)	5,801,088	5,275,528
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	211,347	158,775
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	21,228	40,891
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	168,791	190,943
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	21,112	19,780
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	67,482	16,115
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	9,669	27,671
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	190,366	233,540
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	246,980	696,888
NVIT Multi-Manager Small Company Fund - Class I (SCF)	113,277	249,006
NVIT Multi-Sector Bond Fund - Class I (MSBF)	4,391,878	2,479,212
NVIT Large Cap Growth Fund - Class I (NVOLG1)	170,655	1,552,841
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)	14,093	17,062
NVIT Real Estate Fund - Class I (NVRE1)	117,489	42,187
VP Balanced Fund - Class I (ACVB)	334,553	401,166
VP Capital Appreciation Fund - Class I (ACVCA)	27,178	81,119
VP Income & Growth Fund - Class I (ACVIG)	323,150	155,662
American Century VP Inflation Protection Fund - Class II (ACVIP2)	276,967	175,369
VP International Fund - Class I (ACVI)	3,869	150,201
VP International Fund - Class III (ACVI3)	6,183	36,795
VP Ultra(R) Fund - Class I (ACVU1)	7,004	5,648
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	43,326	51,687
Appreciation Portfolio - Initial Shares (DCAP)	1,405,903	239,678
Growth and Income Portfolio - Initial Shares (DGI)	3,346	55,675
Quality Bond Fund II - Primary Shares (FQB)	123,890	136,399
Equity-Income Portfolio - Initial Class (FEIP)	583,721	1,369,987
High Income Portfolio - Initial Class (FHIP)	1,681,747	2,021,963
VIP Asset Manager Portfolio - Initial Class (FAMP)	153,753	558,746
VIP Growth Portfolio - Initial Class (FGP)	89,854	404,529
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,157,861	1,282,093
VIP Overseas Portfolio - Initial Class (FOP)	11,262	47,495
VIP Overseas Portfolio - Initial Class R (FOPR)	10,460	136,393
VIP Value Strategies Portfolio - Service Class (FVSS)	49,222	51,959
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	395,231	834,942
Growth Portfolio - I Class Shares (AMTG)	0	64,280
Guardian Portfolio - I Class Shares (AMGP)	14,380	48,337
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	14,456	309,611
Socially Responsive Portfolio - I Class Shares (AMSRS)	85	40,445
Balanced Fund/VA - Non-Service Shares (OVMS)	58,753	255,156
Core Bond Fund/VA - Non-Service Shares (OVB)	81,202	283,962
Global Securities Fund/VA - Class 3 (OVGS3)	75,045	216,895
Global Securities Fund/VA - Non-Service Shares (OVGS)	30,435	818,358
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	8,350	84,944
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	263,253	133,966
Health Sciences Portfolio - II (TRHS2)	221,131	104,188
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)	33,642	3,970
VIP Trust - Global Bond Fund: Initial Class (VWBF)	1,538,782	292,585
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	1,385,715	52,493
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	828,486	436,458
Advantage VT Discovery Fund (SVDF)	8,638	249,986
Advantage VT Opportunity Fund - Class 2 (SVOF)	25,412	594,595
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)	5,341	50,633
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)	5,237	414,063
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)	57,736	1,586,992
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)	64	182,776
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)	110,108	901,830

Total	$28,582,432	$37,794,842

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2012	1.45%	219,920	$22.782778	$5,010,388	1.98%	14.06%
2011	1.45%	287,010	19.975105	5,733,055	1.78%	0.40%
2010	1.45%	329,697	19.894837	6,559,268	1.83%	13.17%
2009	1.45%	356,144	17.578947	6,260,654	2.09%	24.50%
2008	1.45%	392,968	14.119369	5,548,460	1.98%	-38.05%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	1.45%	9,477	17.733878	168,064	0.79%	10.35%
2011	1.45%	9,729	16.070945	156,338	0.89%	-0.56%
2010	1.45%	14,102	16.161247	227,906	1.03%	13.15%
2009	1.45%	19,258	14.282755	275,058	0.98%	31.82%
2008	1.45%	20,684	10.835344	224,118	0.75%	-35.38%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	1.45%	95,684	16.997205	1,626,361	0.36%	18.63%
2011	1.45%	19,365	14.328229	277,466	1.32%	0.68%
2010	1.45%	20,589	14.231083	293,003	1.24%	21.67%
2009	1.45%	13,468	11.696896	157,522	0.00%	24.86%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	1.45%	42,173	10.292394	434,061	0.57%	22.06%
2011	1.45%	43,082	8.432327	363,281	0.31%	-8.29%
2010	1.45%	39,652	9.194406	364,577	0.23%	4.94%
2009	1.45%	33,768	8.761897	295,872	0.02%	43.90%
2008	1.45%	29,450	6.088939	179,319	0.01%	-45.12%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	1.45%	9,322	5.352557	49,902	0.00%	17.42%
2011	1.45%	887	4.558562	4,048	0.00%	-9.98%
2010	1.45%	887	5.063929	4,497	0.00%	22.59%
2009	1.45%	1,794	4.130634	7,414	0.00%	54.62%
2008	1.45%	3,288	2.671442	8,784	0.09%	-44.79%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	1.45%	25,977	12.167023	316,062	0.89%	11.54%
2011	1.45%	721	10.908627	7,865	0.38%	-33.32%
2010	1.45%	721	16.359247	11,795	0.58%	23.21%
2009	1.45%	1,808	13.277923	24,006	0.42%	76.48%
2008	1.45%	1,808	7.523916	13,603	2.59%	-52.92%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	1.45%	1,672	27.958439	46,747	2.85%	16.25%
2011	1.45%	1,672	24.050900	40,213	3.64%	5.49%
2010	1.45%	1,747	22.800296	39,855	4.30%	8.15%
2009	1.45%	1,989	21.081294	41,931	7.73%	28.32%
2008	1.45%	2,800	16.428423	46,000	7.54%	-16.21%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.45%	23,252	49.884950	1,159,925	0.88%	14.15%
2011	1.45%	36,744	43.700250	1,605,722	0.82%	4.39%
2010	1.45%	44,615	41.863604	1,867,744	2.14%	28.08%
2009	1.45%	50,304	32.685613	1,644,217	3.26%	26.49%
2008	1.45%	62,410	25.840126	1,612,682	3.38%	-38.80%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	1.45%	93,488	15.594250	1,457,875	0.93%	13.00%
2011	1.45%	118,469	13.800679	1,634,953	1.64%	-0.81%
2010	1.45%	134,493	13.913344	1,871,248	0.15%	11.82%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	1.45%	12,692	24.862318	315,552	0.15%	15.53%
2011	1.45%	69,714	21.519831	1,500,234	0.79%	-23.52%
2010	1.45%	27,896	28.136524	784,896	0.07%	14.53%
2009	1.45%	33,415	24.566755	820,873	1.17%	61.11%
2008	1.45%	57,308	15.247993	873,832	1.54%	-58.44%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class III (GIG3)
2012	1.45%	46,117	$18.873735	$870,400	0.57%	13.90%
2011	1.45%	86,255	16.570732	1,429,309	1.39%	-11.07%
2010	1.45%	52,907	18.633579	985,847	1.05%	11.63%
2009	1.45%	53,498	16.692442	893,013	1.00%	27.79%
2008	1.45%	117,837	13.062257	1,539,217	1.33%	-46.82%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	1.45%	1,572	15.233644	23,948	2.37%	15.24%
2011	1.45%	910	13.218769	12,029	0.57%	-12.90%
2010	1.45%	1,001	15.176199	15,191	0.12%	13.93%
2009	1.45%	2,194	13.320430	29,225	0.15%	33.20%	5/1/2009
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	1.45%	80	14.396233	1,152	0.17%	-4.58%
2010	1.45%	80	15.087366	1,207	0.63%	21.79%
NVIT Core Bond Fund - Class I (NVCBD1)
2012	1.45%	158,316	12.302589	1,947,696	2.01%	6.19%
2011	1.45%	320,015	11.585705	3,707,599	3.30%	5.05%
2010	1.45%	110,873	11.028405	1,222,752	3.70%	5.50%
2009	1.45%	32,112	10.453033	335,668	2.34%	4.53%	5/1/2009
NVIT Nationwide Fund - Class I (TRF)
2012	1.45%	53,415	19.059354	1,018,055	1.45%	12.55%
2011	1.45%	54,540	16.933430	923,549	1.13%	-0.93%
2010	1.45%	61,532	17.091687	1,051,686	1.03%	11.81%
2009	1.45%	61,926	15.286945	946,660	1.35%	24.27%
2008	1.45%	70,299	12.301572	864,788	1.36%	-42.40%
NVIT Government Bond Fund - Class I (GBF)
2012	1.45%	112,912	19.369961	2,187,101	2.18%	1.56%
2011	1.45%	138,936	19.072638	2,649,876	2.86%	5.70%
2010	1.45%	179,265	18.043409	3,234,570	2.89%	3.26%
2009	1.45%	211,199	17.473327	3,690,349	3.23%	1.20%
2008	1.45%	215,784	17.266214	3,725,773	3.93%	6.16%
American Century NVIT Growth Fund - Class I (CAF)
2012	1.45%	28,947	13.850632	400,934	0.56%	12.36%
2011	1.45%	31,340	12.326497	386,312	0.57%	-2.13%
2010	1.45%	36,619	12.594457	461,196	0.64%	17.52%
2009	1.45%	35,903	10.716896	384,758	0.55%	31.54%
2008	1.45%	39,562	8.147464	322,330	0.27%	-39.60%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	1.45%	12,586	14.635334	184,200	1.58%	14.22%
2011	1.45%	12,654	12.813421	162,141	1.86%	-5.32%
2010	1.45%	11,283	13.533627	152,700	1.75%	12.97%
2009	1.45%	13,891	11.980071	166,415	0.98%	25.36%
2008	1.45%	21,706	9.556444	207,432	2.45%	-37.76%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	1.45%	49,133	13.140760	645,644	1.95%	3.65%
2011	1.45%	30,898	12.678390	391,736	2.42%	1.44%
2010	1.45%	26,479	12.498208	330,940	2.21%	4.36%
2009	1.45%	27,735	11.976342	332,163	2.89%	7.50%
2008	1.45%	36,710	11.140488	408,967	3.40%	-7.39%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	1.45%	59,298	14.275165	846,503	2.05%	9.20%
2011	1.45%	46,626	13.072309	609,496	2.18%	-1.49%
2010	1.45%	58,681	13.269596	778,674	2.00%	9.31%
2009	1.45%	71,937	12.139841	873,303	1.86%	17.41%
2008	1.45%	73,692	10.339873	761,966	2.73%	-24.31%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	1.45%	29,822	$14.673907	$437,620	1.32%	12.11%
2011	1.45%	32,528	13.089201	425,779	2.07%	-3.54%
2010	1.45%	25,294	13.569976	343,239	1.99%	11.20%
2009	1.45%	38,936	12.203317	475,148	1.31%	22.59%
2008	1.45%	64,309	9.954672	640,175	2.55%	-32.39%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	1.45%	33,969	13.986697	475,114	1.40%	6.47%
2011	1.45%	39,342	13.136785	516,827	2.31%	0.59%
2010	1.45%	42,830	13.060279	559,372	2.24%	6.94%
2009	1.45%	24,873	12.212310	303,757	2.02%	12.90%
2008	1.45%	41,577	10.816900	449,734	3.17%	-16.28%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	1.45%	89,498	18.938549	1,694,962	0.76%	15.77%
2011	1.45%	173,022	16.359358	2,830,513	0.79%	-3.95%
2010	1.45%	155,826	17.032953	2,654,177	1.26%	24.37%
2009	1.45%	170,884	13.695024	2,340,247	0.96%	34.77%
2008	1.45%	264,111	10.161581	2,683,785	1.21%	-37.39%
NVIT Money Market Fund - Class I (SAM)
2012	1.45%	391,172	12.298146	4,810,691	0.00%	-1.45%
2011	1.45%	343,369	12.479588	4,285,104	0.00%	-1.45%
2010	1.45%	304,018	12.662688	3,849,698	0.00%	-1.45%
2009	1.45%	387,220	12.848981	4,975,383	0.05%	-1.41%
2008	1.45%	532,562	13.032564	6,940,648	2.04%	0.57%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	1.45%	15,586	15.397692	239,989	1.19%	14.10%
2011	1.45%	12,718	13.495266	171,633	3.70%	-10.68%
2010	1.45%	2,233	15.108649	33,738	0.66%	12.38%
2009	1.45%	3,318	13.443747	44,606	0.00%	34.44%	5/1/2009
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2012	1.45%	12,627	14.954677	188,833	0.37%	15.53%
2011	1.45%	14,001	12.944228	181,232	1.67%	-17.33%
2010	1.45%	19,198	15.657454	300,592	2.05%	4.57%
2009	1.45%	24,260	14.972479	363,248	2.03%	27.96%
2008	1.45%	27,450	11.701327	321,201	1.85%	-47.11%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	1.45%	29,361	15.695866	460,847	0.52%	14.66%
2011	1.45%	32,386	13.688599	443,319	0.02%	-4.31%
2010	1.45%	17,536	14.305329	250,859	0.07%	13.84%
2009	1.45%	2,065	12.566558	25,950	0.22%	25.67%	5/1/2009
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2012	1.45%	13,544	11.220043	151,965	1.44%	16.10%
2011	1.45%	13,432	9.664277	129,811	1.04%	-7.19%
2010	1.45%	20,420	10.413311	212,640	0.50%	4.13%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.45%	6,387	16.419000	104,868	0.00%	13.23%
2011	1.45%	3,719	14.500051	53,926	0.00%	-5.62%
2010	1.45%	10,742	15.362751	165,027	0.00%	24.98%
2009	1.45%	9,102	12.292022	111,882	0.00%	22.92%	4/24/2009
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	1.45%	4,866	16.738418	81,449	1.04%	14.65%
2011	1.45%	6,479	14.598954	94,586	0.78%	-3.73%
2010	1.45%	7,332	15.165362	111,192	1.50%	17.90%
2009	1.45%	2,244	12.863027	28,865	0.32%	28.63%	5/1/2009
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	1.45%	30,235	7.224906	218,445	0.00%	11.79%
2011	1.45%	36,821	6.462969	237,973	0.00%	-2.09%
2010	1.45%	116,392	6.600666	768,265	0.00%	23.63%
2009	1.45%	110,403	5.339029	589,445	0.00%	25.61%
2008	1.45%	3,775	4.250388	16,045	0.00%	-47.20%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	1.45%	98,191	$23.679176	$2,325,082	0.80%	18.70%
2011	1.45%	118,865	19.949586	2,371,308	0.45%	-6.44%
2010	1.45%	107,164	21.323760	2,285,139	0.60%	24.77%
2009	1.45%	113,153	17.090407	1,933,831	0.55%	24.38%
2008	1.45%	74,025	13.739933	1,017,099	1.09%	-33.14%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	1.45%	49,073	33.863621	1,661,789	0.15%	13.82%
2011	1.45%	52,530	29.750857	1,562,813	0.51%	-6.93%
2010	1.45%	83,294	31.964655	2,662,432	0.28%	23.50%
2009	1.45%	94,654	25.881482	2,449,786	0.26%	32.75%
2008	1.45%	91,986	19.496584	1,793,413	0.80%	-39.09%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2012	1.45%	201,588	17.575852	3,543,099	3.76%	10.62%
2011	1.45%	92,347	15.888731	1,467,277	4.25%	4.02%
2010	1.45%	101,187	15.274505	1,545,581	7.10%	8.98%
2009	1.45%	109,002	14.015318	1,527,712	9.44%	22.58%
2008	1.45%	93,687	11.433893	1,071,207	4.94%	-18.49%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.45%	370,210	15.627770	5,785,572	0.67%	16.96%
2011	1.45%	458,774	13.361565	6,129,938	0.65%	-3.65%
2010	1.45%	642,030	13.867515	8,903,346	0.06%	7.22%
2009	1.45%	2,035	12.933335	26,319	0.09%	29.33%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class II (EIF2)
2012	1.45%	31,448	12.556894	394,889	1.04%	16.45%
2011	1.45%	31,560	10.782740	340,304	1.10%	-3.96%
2010	1.45%	34,477	11.227301	387,084	1.22%	13.77%
2009	1.45%	42,466	9.868178	419,053	0.92%	26.41%
2008	1.45%	44,903	7.806567	350,538	1.60%	-38.13%
NVIT Real Estate Fund - Class I (NVRE1)
2012	1.45%	7,903	22.557386	178,271	1.37%	14.10%
2011	1.45%	5,061	19.769126	100,052	0.88%	4.96%
2010	1.45%	5,409	18.834941	101,878	2.41%	28.30%
2009	1.45%	747	14.680810	10,966	0.33%	46.81%	5/1/2009
VP Balanced Fund - Class I (ACVB)
2012	1.45%	48,472	20.648807	1,000,889	2.06%	10.18%
2011	1.45%	52,403	18.741552	982,114	1.90%	3.81%
2010	1.45%	56,577	18.053987	1,021,422	1.89%	10.02%
2009	1.45%	54,977	16.410027	902,174	5.18%	13.81%
2008	1.45%	65,105	14.419046	938,752	2.63%	-21.49%
VP Capital Appreciation Fund - Class I (ACVCA)
2012	1.45%	20,411	20.277751	413,889	0.00%	14.32%
2011	1.45%	24,118	17.738371	427,814	0.00%	-7.86%
2010	1.45%	30,079	19.251495	579,066	0.00%	29.39%
2009	1.45%	31,535	14.878655	469,199	0.83%	35.09%
2008	1.45%	35,355	11.014222	389,408	0.00%	-46.97%
VP Income & Growth Fund - Class I (ACVIG)
2012	1.45%	51,466	12.827625	660,173	2.21%	13.08%
2011	1.45%	40,992	11.344166	465,009	1.53%	1.62%
2010	1.45%	46,761	11.163317	522,008	1.47%	12.49%
2009	1.45%	66,819	9.923589	663,085	4.73%	16.38%
2008	1.45%	66,605	8.526574	567,912	1.99%	-35.54%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	1.45%	64,545	14.660477	946,261	2.41%	5.83%
2011	1.45%	59,148	13.853507	819,407	3.84%	10.13%
2010	1.45%	73,682	12.579318	926,869	1.75%	3.60%
2009	1.45%	132,396	12.142758	1,607,653	2.45%	8.62%
2008	1.45%	145,929	11.179458	1,631,407	4.90%	-3.02%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP International Fund - Class I (ACVI)
2012	1.45%	18,482	$20.383738	$376,752	0.90%	19.40%
2011	1.45%	25,910	17.071657	442,327	1.40%	-13.32%
2010	1.45%	31,331	19.694080	617,035	2.41%	11.65%
2009	1.45%	37,251	17.638868	657,066	2.09%	31.83%
2008	1.45%	48,762	13.380486	652,459	0.83%	-45.62%
VP International Fund - Class III (ACVI3)
2012	1.45%	15,305	14.801966	226,544	0.87%	19.40%
2011	1.45%	17,522	12.396842	217,217	1.39%	-13.32%
2010	1.45%	21,647	14.301160	309,578	2.60%	11.65%
2009	1.45%	23,795	12.808738	304,784	2.19%	31.83%
2008	1.45%	30,768	9.716436	298,955	0.84%	-45.63%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.45%	3,448	11.960194	41,227	0.00%	12.27%
2011	1.45%	3,304	10.653154	35,199	0.00%	-0.40%
2010	1.45%	20,264	10.695507	216,733	0.28%	14.40%
2009	1.45%	5,763	9.348997	53,878	0.29%	32.53%
2008	1.45%	4,889	7.054250	34,488	0.00%	-42.33%
VP Value Fund - Class I (ACVV)
2009	1.45%	103,282	19.583856	2,022,660	5.71%	18.13%
2008	1.45%	113,098	16.578863	1,875,036	2.77%	-27.84%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	1.45%	9,597	17.005377	163,200	0.45%	14.06%
2011	1.45%	10,501	14.909191	156,562	0.57%	-0.89%
2010	1.45%	44,704	15.043438	672,487	0.56%	24.00%
2009	1.45%	46,216	12.131407	560,653	3.36%	23.21%
2008	1.45%	97,754	9.845842	962,470	0.63%	-31.92%
Appreciation Portfolio - Initial Shares (DCAP)
2012	1.45%	204,655	17.704966	3,623,428	3.39%	8.83%
2011	1.45%	139,939	16.269143	2,276,687	1.83%	7.43%
2010	1.45%	67,291	15.143266	1,019,020	2.18%	13.65%
2009	1.45%	74,180	13.324888	988,427	2.55%	20.78%
2008	1.45%	104,645	11.032185	1,154,463	1.83%	-30.57%
Growth and Income Portfolio - Initial Shares (DGI)
2012	1.45%	12,970	14.813465	192,131	1.42%	16.36%
2011	1.45%	16,803	12.730996	213,906	1.22%	-4.20%
2010	1.45%	24,097	13.289243	320,244	1.13%	16.89%
2009	1.45%	34,268	11.369159	389,609	1.35%	26.92%
2008	1.45%	35,328	8.957828	316,462	0.63%	-41.28%
Quality Bond Fund II - Primary Shares (FQB)
2012	1.45%	41,842	15.123839	632,811	3.76%	8.13%
2011	1.45%	43,519	13.987084	608,704	5.26%	0.79%
2010	1.45%	55,514	13.876976	770,380	4.78%	6.93%
2009	1.45%	53,306	12.977456	691,776	6.08%	18.69%
2008	1.45%	43,724	10.933978	478,077	4.31%	-8.63%
Equity-Income Portfolio - Initial Class (FEIP)
2012	1.45%	223,405	21.589589	4,823,200	2.95%	15.60%
2011	1.45%	281,392	18.675627	5,255,153	2.34%	-0.49%
2010	1.45%	358,202	18.767530	6,722,566	1.79%	13.48%
2009	1.45%	405,082	16.538038	6,699,245	2.24%	28.32%
2008	1.45%	524,592	12.888096	6,760,992	2.18%	-43.49%
High Income Portfolio - Initial Class (FHIP)
2012	1.45%	246,805	17.904584	4,418,941	5.48%	12.57%
2011	1.45%	278,008	15.905537	4,421,867	6.35%	2.53%
2010	1.45%	328,000	15.513562	5,088,464	8.43%	12.17%
2009	1.45%	364,592	13.829931	5,042,282	8.92%	41.87%
2008	1.45%	301,750	9.748141	2,941,502	5.92%	-26.07%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Asset Manager Portfolio - Initial Class (FAMP)
2012	1.45%	104,592	$20.942818	$2,190,451	1.47%	10.85%
2011	1.45%	125,316	18.893418	2,367,647	1.87%	-3.97%
2010	1.45%	144,318	19.674570	2,839,394	1.71%	12.61%
2009	1.45%	159,653	17.471601	2,789,394	2.54%	27.24%
2008	1.45%	166,204	13.731095	2,282,163	2.52%	-29.75%
VIP Contrafund Portfolio - Initial Class (FCP)
2009	1.45%	331,029	25.875618	8,565,579	1.35%	33.74%
2008	1.45%	430,557	19.347405	8,330,161	0.88%	-43.35%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2009	1.45%	66,345	8.536454	566,351	0.49%	43.74%
2008	1.45%	70,887	5.938967	420,996	0.41%	-55.67%
VIP Growth Portfolio - Initial Class (FGP)
2012	1.45%	122,995	20.240775	2,489,534	0.58%	13.02%
2011	1.45%	137,302	17.908626	2,458,872	0.35%	-1.25%
2010	1.45%	156,626	18.134841	2,840,388	0.28%	22.37%
2009	1.45%	168,796	14.819142	2,501,411	0.43%	26.43%
2008	1.45%	200,221	11.721544	2,346,899	0.77%	-47.94%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2012	1.45%	251,191	14.018752	3,521,385	2.27%	4.23%
2011	1.45%	269,057	13.449621	3,618,714	3.02%	5.66%
2010	1.45%	429,903	12.729366	5,472,392	3.45%	6.12%
2009	1.45%	451,425	11.995456	5,415,049	8.54%	14.00%
2008	1.45%	476,535	10.522621	5,014,397	2.00%	-4.75%
VIP Overseas Portfolio - Initial Class (FOP)
2012	1.45%	29,764	17.030210	506,887	1.95%	18.99%
2011	1.45%	32,338	14.312736	462,845	1.28%	-18.36%
2010	1.45%	37,043	17.532395	649,453	1.43%	11.48%
2009	1.45%	40,622	15.727499	638,883	2.17%	24.69%
2008	1.45%	45,706	12.612804	576,481	2.39%	-44.62%
VIP Overseas Portfolio - Initial Class R (FOPR)
2012	1.45%	24,648	14.427791	355,616	1.81%	18.96%
2011	1.45%	34,115	12.128352	413,759	0.89%	-18.35%
2010	1.45%	75,902	14.853254	1,127,392	1.49%	11.44%
2009	1.45%	78,451	13.328919	1,045,667	2.80%	24.77%
2008	1.45%	107,089	10.682967	1,144,028	1.98%	-44.63%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	1.45%	15,591	16.374110	255,288	0.55%	25.25%
2011	1.45%	15,906	13.072699	207,947	0.45%	-10.17%
2010	1.45%	99,423	14.552334	1,446,837	0.45%	24.62%
2009	1.45%	105,999	11.677127	1,237,775	0.54%	55.11%
2008	1.45%	18,430	7.528076	138,742	0.32%	-51.89%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	1.45%	70,934	13.852204	982,593	2.54%	3.08%
2011	1.45%	103,907	13.437693	1,396,256	4.05%	-1.16%
2010	1.45%	109,906	13.595598	1,494,237	5.07%	3.76%
2009	1.45%	136,286	13.103121	1,785,759	7.61%	11.68%
2008	1.45%	133,133	11.732329	1,561,960	3.01%	-14.68%
Growth Portfolio - I Class Shares (AMTG)
2012	1.45%	15,391	20.743389	319,261	0.00%	10.96%
2011	1.45%	18,185	18.693750	339,946	0.00%	-1.66%
2010	1.45%	25,553	19.009113	485,739	0.00%	29.43%
2009	1.45%	26,180	14.686541	384,494	0.00%	28.47%
2008	1.45%	40,678	11.432003	465,031	0.00%	-44.50%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.45%	19,885	13.581719	270,073	0.28%	11.09%
2011	1.45%	22,480	12.226121	274,843	0.42%	-4.34%
2010	1.45%	31,373	12.781427	401,004	0.36%	17.29%
2009	1.45%	19,328	10.897400	210,625	1.11%	27.81%
2008	1.45%	23,128	8.526399	197,199	0.56%	-38.16%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.45%	43,638	$21.858745	$953,851	0.39%	14.90%
2011	1.45%	57,618	19.023388	1,096,090	0.00%	-12.64%
2010	1.45%	66,744	21.776172	1,453,429	0.68%	13.99%
2009	1.45%	76,213	19.103559	1,455,940	2.69%	53.81%
2008	1.45%	90,280	12.420117	1,121,288	0.47%	-53.09%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	1.45%	2,721	13.792890	37,530	0.16%	9.37%
2011	1.45%	5,719	12.611608	72,126	0.26%	-4.48%
2010	1.45%	5,360	13.203521	70,771	0.03%	21.08%
2009	1.45%	5,626	10.905237	61,353	2.25%	29.52%
2008	1.45%	5,626	8.419686	47,369	2.14%	-40.32%
Balanced Fund/VA - Non-Service Shares (OVMS)
2012	1.45%	41,052	17.422499	715,211	1.39%	10.71%
2011	1.45%	52,773	15.737387	830,509	2.33%	-0.74%
2010	1.45%	61,659	15.854277	977,559	1.41%	11.28%
2009	1.45%	59,185	14.247437	843,234	0.00%	20.13%
2008	1.45%	66,159	11.860391	784,672	3.01%	-44.29%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.45%	41,808	13.991452	584,955	0.33%	42.42%
2008	1.45%	52,021	9.823861	511,047	0.16%	-46.31%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	1.45%	93,883	13.179014	1,237,286	4.99%	8.69%
2011	1.45%	113,307	12.125469	1,373,900	6.18%	6.70%
2010	1.45%	127,332	11.363928	1,446,992	1.95%	9.80%
2009	1.45%	148,144	10.349653	1,533,249	0.00%	8.02%
2008	1.45%	186,666	9.580908	1,788,430	4.60%	-39.93%
Global Securities Fund/VA - Class 3 (OVGS3)
2012	1.45%	58,164	22.903668	1,332,169	2.10%	19.46%
2011	1.45%	65,302	19.171909	1,251,945	1.28%	-9.60%
2010	1.45%	74,993	21.207036	1,590,379	1.48%	14.29%
2009	1.45%	81,617	18.554780	1,514,385	2.06%	37.67%
2008	1.45%	85,099	13.477578	1,146,928	1.63%	-41.06%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2012	1.45%	31,970	37.221896	1,189,984	2.07%	19.50%
2011	1.45%	54,810	31.147302	1,707,184	1.28%	-9.62%
2010	1.45%	60,054	34.461734	2,069,600	1.43%	14.28%
2009	1.45%	67,877	30.154257	2,046,780	2.28%	37.75%
2008	1.45%	79,266	21.891341	1,735,239	1.57%	-41.06%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	1.45%	12,923	10.380342	134,146	1.00%	15.17%
2011	1.45%	20,600	9.012808	185,664	0.83%	-1.46%
2010	1.45%	22,398	9.146460	204,863	1.03%	14.43%
2009	1.45%	17,532	7.993388	140,140	1.91%	26.43%
2008	1.45%	19,377	6.322607	122,513	1.68%	-39.36%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	1.45%	59,068	6.050120	357,363	0.00%	14.75%
2011	1.45%	37,382	5.272221	197,086	0.00%	-0.37%
2010	1.45%	36,791	5.291649	194,685	0.00%	25.62%
2009	1.45%	25,337	4.212478	106,731	0.00%	30.68%
2008	1.45%	28,754	3.223391	92,685	0.00%	-49.81%
Health Sciences Portfolio - II (TRHS2)
2012	1.45%	12,018	14.793998	177,809	0.00%	29.10%
2011	1.45%	3,995	11.459676	45,781	0.00%	8.79%
Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)
2012	1.45%	3,261	9.630168	31,395	0.88%	-3.70%	5/1/2012

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Bond Fund: Initial Class (VWBF)
2012	1.45%	72,740	$19.632573	$1,428,073	0.28%	4.02%
2011	1.45%	7,411	18.874653	139,880	7.71%	6.58%
2010	1.45%	7,536	17.710000	133,462	3.58%	4.66%
2009	1.45%	8,293	16.922009	140,317	4.13%	4.44%
2008	1.45%	11,064	16.201891	179,258	8.68%	2.11%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	1.45%	74,733	23.280267	1,739,804	0.00%	27.92%
2011	1.45%	5,697	18.198794	103,678	1.03%	-26.81%
2010	1.45%	5,916	24.866397	147,085	0.62%	25.00%
2009	1.45%	7,039	19.892665	140,005	0.16%	110.09%
2008	1.45%	7,186	9.468655	68,042	0.00%	-65.29%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	1.45%	25,273	29.865368	754,787	0.74%	1.88%
2011	1.45%	14,220	29.313302	416,835	1.20%	-17.66%
2010	1.45%	15,326	35.600544	545,614	0.35%	27.36%
2009	1.45%	15,973	27.951989	446,449	0.26%	55.25%
2008	1.45%	20,128	18.004453	362,394	0.34%	-46.91%
Advantage VT Discovery Fund (SVDF)
2012	1.45%	10,521	28.839712	303,451	0.00%	16.02%
2011	1.45%	19,402	24.856593	482,268	0.00%	-1.03%
2010	1.45%	20,229	25.115414	508,060	0.00%	33.58%
2009	1.45%	19,988	18.801845	375,811	0.00%	38.27%
2008	1.45%	20,628	13.597964	280,499	0.00%	-45.17%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2012	1.45%	49,865	32.331833	1,612,227	0.10%	13.84%
2011	1.45%	66,885	28.400420	1,899,563	0.14%	-6.89%
2010	1.45%	75,723	30.500998	2,309,627	0.77%	21.96%
2009	1.45%	77,817	25.008421	1,946,080	0.00%	45.59%
2008	1.45%	87,313	17.176766	1,499,755	1.88%	-40.97%
Janus Aspen Series -Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.45%	2,820	13.496933	38,048	0.00%	-10.13%
2010	1.45%	8,043	15.018055	120,790	0.00%	22.71%
2009	1.45%	4,860	12.238335	59,466	0.00%	54.82%
2008	1.45%	2,151	7.905032	17,004	0.03%	-44.71%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.45%	18,558	19.447118	360,919	0.51%	-33.32%
2010	1.45%	12,989	29.162799	378,767	0.56%	23.22%
2009	1.45%	13,385	23.667446	316,765	0.38%	76.48%
2008	1.45%	16,314	13.411091	218,789	2.97%	-52.90%
VIP Trust - Global Bond Fund: Class R1 (obsolete) (VWBFR)
2011	1.45%	107,235	14.433281	1,547,738	1.46%	6.58%
2010	1.45%	17,822	13.542677	241,358	3.99%	4.66%
2009	1.45%	20,774	12.939683	268,821	4.27%	4.44%
2008	1.45%	25,747	12.389033	318,980	9.15%	2.20%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	1.45%	7,496	20.409322	152,988	1.26%	-26.83%
2010	1.45%	11,718	27.893698	326,858	0.55%	25.03%
2009	1.45%	13,264	22.310198	295,900	0.17%	110.30%
2008	1.45%	13,263	10.608521	140,701	0.00%	-65.26%
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	1.45%	28,548	28.347697	809,242	1.33%	-17.61%
2010	1.45%	35,875	34.405632	1,234,302	0.36%	27.38%
2009	1.45%	41,969	27.009576	1,133,538	0.20%	55.33%
2008	1.45%	33,880	17.388052	589,107	0.38%	-46.88%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	1.45%	1,420	12.009252	17,053	4.96%	6.19%
2009	1.45%	337	11.308893	3,811	3.29%	13.09%	5/1/2009

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	1.45%	43,947	$11.172014	$490,977	0.10%	10.61%
2009	1.45%	48,993	10.100787	494,868	0.00%	1.01%	12/11/2009
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	1.45%	13,237	16.017049	212,018	3.91%	6.41%
2008	1.45%	15,900	15.051861	239,325	2.98%	-33.87%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.45%	480	14.788340	7,083	1.25%	9.75%
2009	1.45%	239	13.474739	3,220	0.67%	23.19%
2008	1.45%	2,123	10.938534	23,223	0.64%	-45.14%
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	1.45%	44,816	9.351582	419,100	1.71%	-41.89%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	1.45%	7,071	7.510988	53,110	1.76%	-47.53%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	1.45%	3,300	12.455640	41,104	0.97%	30.02%
2008	1.45%	6,886	9.579923	65,967	2.14%	-47.00%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	1.45%	13,075	12.364248	161,663	0.29%	17.39%
2008	1.45%	12,954	10.533037	136,445	0.29%	-26.32%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	1.45%	5,366	10.788284	57,901	0.25%	31.95%
2008	1.45%	83,314	8.176016	681,177	1.31%	-50.67%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.45%	22,032	3.610007	79,536	0.00%	-46.90%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	1.45%	2,849	10.827895	30,849	0.00%	50.23%
2008	1.45%	789	7.207307	5,687	0.00%	-49.33%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	1.45%	5,972	12.765461	76,235	0.00%	23.97%
2008	1.45%	3,498	10.297530	36,021	0.00%	-42.11%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.45%	13,467	9.368008	126,159	1.07%	-34.18%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.45%	49,751	$12.323427	$613,103	0.15%	12.80%
2009	1.45%	54,383	10.924974	594,133	1.15%	22.86%
2008	1.45%	70,987	8.892371	631,243	0.08%	-35.55%

2012	Reserves for annuity contracts in payout phase:				86,275
2012	Contract owners equity:				$81,964,798
2011	Reserves for annuity contracts in payout phase:				9,336
2011	Contract owners equity:				$83,522,344
2010	Reserves for annuity contracts in payout phase:				10,213
2010	Contract owners equity:				$96,029,149
2009	Reserves for annuity contracts in payout phase:				10,086
2009	Contract owners equity:				$94,094,584
2008	Reserves for annuity contracts in payout phase:				9,235
2008	Contract owners equity:				$86,632,484

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.